Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable Related Parties Tables
Schedule of Maturities of Long-term Debt
Years ending December 31,	Amount

2018	$ 5,372,743
Total	$ 5,372,743